Details of Significant Accounts (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Significant Accounts Abstract
Schedule of Cash and Cash Equivalents	Cash and cash equivalents
	June 30, 2024	December 31, 2023	June 30, 2023
Cash on hand and revolving funds	$242	$280	$242
Checking accounts and demand deposits	20,066	33,307	35,300
Time deposits	129,800	168,878	219,848
	$150,108	$202,465	$255,390

Schedule of Financial Assets at Amortised Cost	Financial assets at amortised cost
Items	June 30, 2024	December 31, 2023	June 30, 2023
Current items:
Restricted deposit	$97,350	$92,115	$93,420

Schedule of Amounts Recognised in Profit or Loss in Relation to Financial Assets at Amortised Cost	Amounts recognised in profit or loss in relation to financial assets at amortised cost are listed below:
	Six months ended	Six months ended
	June 30, 2024	June 30, 2023
Interest income	$2,480	1,033

Schedule of Notes and Accounts Receivable	Notes and accounts receivable
	June 30, 2024	December 31, 2023	June 30, 2023
Accounts receivable	$4,722	$5,530	$4,203

Less: Allowance for uncollectible accounts	(8)	(8)	(9)
	$4,714	$5,522	$4,194

Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due but Not Impaired	The ageing analysis of accounts receivable and notes receivable that were past due but not impaired is as follows:
	June 30, 2024	December 31, 2023	June 30, 2023
	Accounts receivable	Accounts receivable	Accounts receivable
Not past due	$3,882	$5,055	$4,049
Up to 30 days	731	288	140
31 to 90 days	101	179	6
91 to 180 days	-	-	8
181 to 270 days	-	-	-
271 to 360 days	-	-	-
Over 361 days	8	8	-
	$4,722	$5,530	$4,203

Schedule of Inventories	Inventories
	June 30, 2024
	Cost	Allowance for valuation loss	Book value
Raw materials	$8,500	$(4,725)	$3,775
Work in progress	19,148	(11,906)	7,242
Finished goods	46,872	(19,769)	27,103
	$74,520	$(36,400)	$38,120
	December 31, 2023
	Cost	Allowance for valuation loss	Book value
Raw materials	$9,119	$(1,292)	$7,827
Work in progress	21,542	(5,010)	16,532
Finished goods	38,712	(17,796)	20,916
	$69,373	$(24,098)	$45,275
	June 30, 2023
	Cost	Allowance for valuation loss	Book value
Raw materials	$9,685	$(928)	$8,757
Work in progress	19,714	(4,194)	15,520
Finished goods	47,473	(13,037)	34,436
	$76,872	$(18,159)	$58,713

Schedule of Cost of Inventories Recognized as Expense	The cost of inventories recognized as expense for the period:
	Six months ended June 30,	Six months ended June 30,
	2024	2023
Cost of goods sold	$14,090	$10,541
Loss on decline in market	12,302	5,067
Unallocated overheads	2,036	-
	$28,428	$15,608

Schedule of Other Current Assets	Other current assets
	June 30, 2024	December 31, 2023	June 30, 2023
Payment on behalf of others	$46,172	$29,122	$-
Others	364	333	268
	$46,536	$29,455	$268

Schedule of Property, Plant and Equipment	Property, plant and equipment
Six months ended June 30, 2024
Cost	Opening balance	Additions	Reductions	Ending balance
Machinery	$91,594	$3,880	$(160)	$95,314
Others	7,829	4,404	(1,069)	11,164
	$99,423	$8,284	$(1,229)	$106,478
Accumulated depreciation
Machinery	$(47,185)	$(7,202)	$160	$(54,227)
Others	(4,242)	(814)	1,069	(3,987)
	$(51,427)	$(8,016)	$1,229	$(58,214)
	$47,996			$48,264
Six months ended June 30, 2023
Cost	Opening balance	Additions	Reductions	Ending balance
Machinery	$106,944	$6,748	$-	$113,692
Others	31,559	502	-	32,061
	$138,503	$7,250	$-	$145,753
Accumulated depreciation
Machinery	$(57,437)	$(5,938)	$-	$(63,375)
Others	(26,190)	(1,266)	-	(27,456)
	$(83,627)	$(7,204)	$-	$(90,831)
	$54,876			$54,922

Schedule of Other Non-Current Assets	Other non-current assets
	June 30, 2024	December 31, 2023	June 30, 2023
Prepayments for equipment	$5,418	$1,222	$1,222
Refundable deposit	5,765	5,785	5,785
Others	-	-	7
	$11,183	$7,007	$7,014

Schedule of Right-of-Use Assets at Carrying Value and Depreciation Charge	The carrying amount of right-of-use assets and the depreciation charge are as follows:
	June 30, 2024	December 31, 2023	June 30, 2023
	Carrying amount	Carrying amount	Carrying amount
Buildings	$6,822	$6,814	$10,676
Transportation equipment (Business vehicles)	2,202	660	1,773
	$9,024	$7,474	$12,449
	Six months ended	Six months ended
	June 30, 2024	June 30, 2023
	Depreciation charge	Depreciation charge
Buildings	$4,218	$3,862
Transportation equipment (Business vehicles)	945	1,114
	$5,163	$4,976

Schedule of Information on Profit and Loss Accounts Relating to Lease Contracts	The information on profit and loss accounts relating to lease contracts is as follows:
	2024	2023
Items affecting profit or loss
Interest expense on lease liabilities	$93	$124

Schedule of Short-Term Borrowings	Short-term borrowings
Type of borrowings	June 30, 2024	Interest rate range	Collateral
Bank borrowings
Secured borrowings	$90,000	1.94%~2.55%	Time deposits, Credit Guarantee Fund
Type of borrowings	December 31, 2023	Interest rate range	Collateral
Bank borrowings
Secured borrowings	$90,000	1.81%~2.43%	Time deposits, Credit Guarantee Fund
Type of borrowings	June 30, 2023	Interest rate range	Collateral
Bank borrowings
Secured borrowings	$82,000	1.85%	Time deposits
Unsecured borrowings	8,000	2.43%
	$90,000

Schedule of Long-Term Borrowings	Long-term borrowings
Type of borrowings	Borrowing period and repayment term	Interest rate range	Collateral	June 30, 2024
Long-term bank borrowings
Secured borrowings	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	2.28%	(Note 2)	$11,060
Unsecured borrowings	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.	2.13%~2.22%	(Note 1)	36,833
				47,893
Less: Current portion				(10,910)
				$36,983
Type of borrowings	Borrowing period and repayment term	Interest rate range	Collateral	December 31, 2023
Long-term bank borrowings
Secured borrowings	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	2.15%	(Note 2)	$12,640
Unsecured borrowings	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.	1.81%~2.10%	(Note 1)	37,833
				50,473
Less: Current portion				(13,785)
				$36,688

Type of borrowings	Borrowing period and repayment term	Interest rate range	Collateral	June 30, 2023
Long-term bank borrowings
Secured borrowings	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	2.15%	(Note 2)	$14,220
Unsecured borrowings	Borrowing period is from August 21, 2020 to June 29, 2026; interest is repayable monthly.	2.00%~2.20%	(Note 1)	43,270
				57,490
Less: Current portion				(19,817)
				$37,673

Schedule of Movements in Number Ordinary Shares Outstanding	Movements in the number of the Company’s ordinary shares outstanding are as follows:
	2024	2023
At June 30	$28,151	$28,151

Schedule of Capital Surplus
	2024
	Share premium	Employee restricted shares	Total
At June 30	$32,416	$13,949	$46,365
	2023
	Share premium	Employee restricted shares	Total
At June 30	$32,416	$13,949	$46,365

Schedule of Legal Reserves and Dividend Distribution	On June 30, 2023, the stockholders resolved the distribution of 2022 earnings as follows:
	Year ended December 31, 2022
	Amount	Dividend per share (NT$)
Legal reserve	$452
Cash dividends	-	$-
	$452

Schedule of Operating Revenue	Operating revenue
	Six months ended June 30, 2024	Six months ended June 30, 2023

Revenue from contracts with customers	$16,226	$15,262

Schedule of Disaggregation of Revenue from Contracts with Customers	The Company derives revenue from the transfer of goods and services over time and at a point in time in the following major product lines and geographical regions:
	Mainland China		Taiwan		Germany	Others
Six months ended June 30, 2024	Optical filter	Optical filter module	Optical filter	Others- QLED	Optical filter	Optical filter	Total
Revenue from external customer contracts	$4,433	$4,486	$241	$718	$5,620	$728	$16,226
Timing of revenue recognition At a point in time	$4,433	$4,486	$241	$718	$5,620	$728	$16,226
	Mainland China		Taiwan		Germany	Others
Six months ended June 30, 2024	Optical filter	Optical filter module	Optical filter	Others- QLED	Optical filter	Optical filter	Total
Revenue from external customer contracts	$6,796	$1,575	$491	$746	$4,405	$1,249	$15,262
Timing of revenue recognition At a point in time	$6,796	$1,575	$491	$746	$4,405	$1,249	$15,262

Schedule of Revenue-Related Contract Liabilities	The Company has recognised the following revenue-related contract liabilities:
	June 30, 2024	December 31, 2023	June 30, 2023	January 1, 2023
Contract liabilities	$177	$99	$-	-

Schedule of Revenue Recognised and Included in Contract Liability	Revenue recognised that was included in the contract liability balance at the beginning of the period
	Six months ended June 30, 2024	Six months ended June 30, 2023
Revenue recognised that was included in the contract liability balance at the beginning of the period	$99	$-

Schedule of Interest Income	Interest income
	Six months ended June 30, 2024	Six months ended June 30, 2023

Interest income from bank deposits	$6,210	$7,277
Other interest income	23	39
	$6,233	$7,316

Schedule of Other Income	Other income
	Six months ended June 30, 2024	Six months ended June 30, 2023

Government grants	$326	$63
Other income	142	267
	$468	$330

Schedule of Other Gains and Losses	Other gains and losses
	Six months ended June 30, 2024	Six months ended June 30, 2023

Foreign exchange gains	$14,389	$3,732
Miscellaneous disbursements	(59)	(1)
	$14,330	$3,731

Schedule of Finance Costs	Finance costs
	Six months ended June 30,	Six months ended June 30,
	2024	2023
Interest expense
Bank borrowings	$1,387	$1,542
Lease liabilities	93	124
	$1,480	$1,666

Schedule of Expenses by Nature	Expenses by nature
	Six months ended June 30, 2024
	Operating Cost	Operating Expense	Total
Employee benefit expense	$9,183	$21,628	$30,811
Depreciation charges on property, plant and equipment	8,993	4,186	13,179
	$18,176	$25,814	$43,990
	Six months ended June 30, 2023
	Operating Cost	Operating Expense	Total
Employee benefit expense	$9,399	$14,071	$23,470
Depreciation charges on property, plant and equipment	8,149	4,031	12,180
	$17,548	$18,102	$35,650

Schedule of Employee Benefit Expense	Employee benefit expense
	Six months ended June 30, 2024
	Operating Cost	Operating Expense	Total
Wages and salaries	$7,557	$18,872	$26,429
Employee stock options	829	1,459	2,288
Pension costs	413	811	1,224
Other personnel expenses	384	486	870
	$9,183	$21,628	$30,811
	Six months ended June 30, 2023
	Operating Cost	Operating Expense	Total
Wages and salaries	$7,692	$10,803	$18,495
Employee stock options	872	1,099	1,971
Pension costs	426	599	1,025
Other personnel expenses	409	1,570	1,979
	$9,399	$14,071	$23,470

Schedule of Components of Income Tax Expense	Components of income tax expense:
	Six months ended June 30,	Six months ended June 30,
	2024	2023
Current tax:
Current tax on profits for the period	$-	$-
Total current tax	-	-
Deferred tax:
Origination and reversal of temporary differences	(114)	(304)
Income tax benefit	$(114)	$(304)

Schedule of Losses Per Share	Losses per share
	Six months ended June 30, 2024
		Weighted average
		number of ordinary
	Amount after tax	shares outstanding (share in thousands)	Losses per share (in dollars)
Basic/Diluted losses per share
Loss attributable to ordinary shareholders of the parent	$(35,711)	28,151	$(1.27)
	Six months ended June 30, 2023
		Weighted average
		number of ordinary
	Amount after tax	shares outstanding (share in thousands)	Losses per share (in dollars)
Basic/Diluted losses per share
Loss attributable to ordinary shareholders of the parent	$(22,498)	28,151	$(0.80)

Schedule of Investing Activities with Partial Cash Payments	Investing activities with partial cash payments
	Six months ended June 30, 2024	Six months ended June 30, 2023
Purchase of property, plant and equipment	$8,284	$7,250
Add: Opening balance of payable on equipment	267	535
Add: Opening balance of prepayment for equipment	5,418	1,222
Less: Ending balance of payable on	(446)	(13)
Less: Ending balance of prepayment on equipment	(1,222)	(1,890)
Cash paid during the period	$12,301	$7,104

Schedule of Changes in Liabilities from Financing Activities	Changes in liabilities from financing activities
	Short-term borrowings	Lease liability	Long-term borrowings (including those matured within one year)	Liabilities from financing activities- gross
At January 1, 2024	$90,000	$7,003	$50,473	$147,476
Changes in cash flow from financing activities	-	(4,988)	(2,580)	(7,568)
Changes in other non-cash items	-	6,806	-	6,806
At June 30, 2024	$90,000	$8,821	$47,893	$146,714
	Short-term borrowings	Lease liability	Long-term borrowings (including those matured within one year)	Liabilities from financing activities- gross
At January 1, 2023	$108,370	$5,873	$68,767	$183,010
Changes in cash flow from financing activities	(18,370)	(5,160)	(11,277)	(34,807)
Changes in other non-cash items	-	11,370	-	11,370
At June 30, 2023	$90,000	$12,083	$57,490	$159,573